Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 952(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this disclosure differ from those required in the Summary Compensation Table. For our NEOs other than our Principal Executive Officer (our “PEO”), compensation is reported as an average.

Year	Summary Compensation Table Total for First PEO(1) $	Summary Compensation Table Total for Second PEO(2) $	Compensation Actually Paid to First PEO(3)(4) $	Compensation Actually Paid to Second PEO(3)(4) $	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(4)(6)	Value of Initial Fixed $100 Investment on December 31, 2019 Based on:		Net Income ($m)	Operating Income (9) ($m)
							Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)
2022	2,756,085	n/a	-17,242,931	n/a	1,143,767	-7,068,589	13	133	-7.7	1.3
2021	4,647,924	n/a	-1,006,157	n/a	1,492,555	1,635,495	51	207	-23.1	-19.0
2020	1,415,614	4,572,180	719,085	-51,556,202	1,414,545	-2,728,264	99	150	-10.4	-48.1
(1)
Jeffrey Miller has served as our PEO since September 2020. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Miller in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)
Glenn Lurie served as our PEO from November 2017 to September 2020. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Miller in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(3)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the PEO’s equity awards:

	2022	2021	2020
	First PEO	First PEO	First PEO	Second PEO
Reported Summary Compensation Table Total ($)	2,756,085	4,647,924	1,415,614	4,572,180
Reported Summary Compensation Table Stock Award Value ($)	-143,856	-3,293,156	-600,000	-3,000,000
Reported Summary Compensation Table Option Award Value ($)	-485,229	-603,768	-113,857	-1,000,000
Change in fair value of Equity granted prior to covered year that Vested during covered FY ($)	+1,152,298	-994,456	-632,989	-18,462,100
Change in fair value of Unvested Equity at FYE granted prior to the covered FY ($)	-22,145,423	-4,036,294	-87,114	-261,839
Fair value of Unvested Equity at FYE granted during the covered FY ($)	+1,623,195	+3,273,593	+737,432	0
Fair value of Awards that were Forfeited during the Applicable FY ($)	0	0	0	-33,404,444
Compensation Actually Paid ($)	-17,242,931	-1,006,157	719,085	-51,556,202
(4)
For performance-based restricted cash units, the grant date fair value of awards used for Summary Compensation Table calculations assumes target performance. To determine the year-end fair values used in the Compensation Actually Paid calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding awards at each fiscal year end date.

For stock options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term, and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year end dates using the Black Scholes Merton option pricing model.
(5)	The non-PEO NEOs for each year reported are as follows:

Year	NEOs included in Average
2022	Louis Ferraro, Christopher Hill, Patrick Doran, Christina Gabrys, Taylor Greenwald
2021	Taylor Greenwald, Christopher Hill, Patrick Doran, Louis Ferraro, Ronald Prague, David Clark
2020	David Clark, Christopher Hill, Patrick Doran, Ronald Prague, Mary Clark
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
(6)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

	2022	2021	2020
	Avg NEO	Avg NEO	Avg NEO
Reported Summary Compensation Table Total ($)	1,143,767	1,492,555	1,414,545
Reported Summary Compensation Table Stock Award Value ($)	-459,896	-697,541	-552,000
Reported Summary Compensation Table Option Award Value ($)	-153,299	-151,601	-234,804
Change in fair value of Equity granted prior to covered year that Vested during covered FY ($)	+115,754	-137,824	-1,995,008
Change in fair value of Unvested Equity at FYE granted prior to the covered FY ($)	-8,206,868	-509,989	-66,998
Fair value of Unvested Equity at FYE granted during the covered FY ($)	+491,952	+1,639,896	+542,938
Fair value of Awards that were Forfeited during the Applicable FY ($)	0	0	-1,836,937
Compensation Actually Paid ($)	-7,068,589	1,635,495	-2,728,264
(7)
Calculated in the same manner as required under Item 201(e) of Reg S-K, measuring the TSR from the market close on the last trading day before the earliest fiscal year in table through to and including the end of the fiscal year for which TSR is calculated.

(8)	The peer group TSR represents the Nasdaq Computer Index (IXHC) in line with the stock performance chart on page 44 in our 10-K.
(9)	Operating Income is a GAAP financial measure.

Company Selected Measure Name			Operating Income
Named Executive Officers, Footnote [Text Block]
(5)	The non-PEO NEOs for each year reported are as follows:

Year	NEOs included in Average
2022	Louis Ferraro, Christopher Hill, Patrick Doran, Christina Gabrys, Taylor Greenwald
2021	Taylor Greenwald, Christopher Hill, Patrick Doran, Louis Ferraro, Ronald Prague, David Clark
2020	David Clark, Christopher Hill, Patrick Doran, Ronald Prague, Mary Clark
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

Peer Group Issuers, Footnote [Text Block]
(8)	The peer group TSR represents the Nasdaq Computer Index (IXHC) in line with the stock performance chart on page 44 in our 10-K.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the PEO’s equity awards:

	2022	2021	2020
	First PEO	First PEO	First PEO	Second PEO
Reported Summary Compensation Table Total ($)	2,756,085	4,647,924	1,415,614	4,572,180
Reported Summary Compensation Table Stock Award Value ($)	-143,856	-3,293,156	-600,000	-3,000,000
Reported Summary Compensation Table Option Award Value ($)	-485,229	-603,768	-113,857	-1,000,000
Change in fair value of Equity granted prior to covered year that Vested during covered FY ($)	+1,152,298	-994,456	-632,989	-18,462,100
Change in fair value of Unvested Equity at FYE granted prior to the covered FY ($)	-22,145,423	-4,036,294	-87,114	-261,839
Fair value of Unvested Equity at FYE granted during the covered FY ($)	+1,623,195	+3,273,593	+737,432	0
Fair value of Awards that were Forfeited during the Applicable FY ($)	0	0	0	-33,404,444
Compensation Actually Paid ($)	-17,242,931	-1,006,157	719,085	-51,556,202

Non-PEO NEO Average Total Compensation Amount			$ 1,143,767	$ 1,492,555	$ 1,414,545
Non-PEO NEO Average Compensation Actually Paid Amount			$ (7,068,589)	1,635,495	(2,728,264)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

	2022	2021	2020
	Avg NEO	Avg NEO	Avg NEO
Reported Summary Compensation Table Total ($)	1,143,767	1,492,555	1,414,545
Reported Summary Compensation Table Stock Award Value ($)	-459,896	-697,541	-552,000
Reported Summary Compensation Table Option Award Value ($)	-153,299	-151,601	-234,804
Change in fair value of Equity granted prior to covered year that Vested during covered FY ($)	+115,754	-137,824	-1,995,008
Change in fair value of Unvested Equity at FYE granted prior to the covered FY ($)	-8,206,868	-509,989	-66,998
Fair value of Unvested Equity at FYE granted during the covered FY ($)	+491,952	+1,639,896	+542,938
Fair value of Awards that were Forfeited during the Applicable FY ($)	0	0	-1,836,937
Compensation Actually Paid ($)	-7,068,589	1,635,495	-2,728,264

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Descriptions between Compensation Actually Paid and Total Shareholder Return
The following graph provides an illustration of the relationship between Compensation Actually Paid and the total shareholder return of Synchronoss and the Nasdaq Computer Index.

(1)
PEO data for 2022 and 2021 represent the compensation actually paid to Jeffrey Miller only in those years. 2020 PEO data includes a bar for Jeffrey Miller’s compensation actually paid in the year and a bar for Glenn Lurie’s compensation actually paid in the year.

Compensation Actually Paid vs. Net Income [Text Block]
Descriptions between Compensation Actually Paid and Net Income
The following graph reflects the relationship between the PEO and average non-PEO NEO compensation “actually paid” and the Company’s net income for the fiscal years ended December 31, 2022, 2021 and 2020. While we are required by SEC rules to disclose the relationship between our net income and compensation “actually paid” to our NEOs, this is not a metric our compensation committee currently uses in evaluating our NEOs’ compensation.

(1)
PEO data for 2022 and 2021 represent the compensation actually paid to Jeffrey Miller only in those years. 2020 PEO data includes a bar for Jeffrey Miller’s compensation actually paid in the year and a bar for Glenn Lurie’s compensation actually paid in the year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Descriptions between Compensation Actually Paid and Operating Income
The following graph reflects the relationship between the PEO and average non-PEO NEO compensation “actually paid” and the Company’s Operating Income for the fiscal years ended December 31, 2022, 2021 and 2020.

(1)
PEO data for 2022 and 2021 represent the compensation actually paid to Jeffrey Miller only in those years. 2020 PEO data includes a bar for Jeffrey Miller’s compensation actually paid in the year and a bar for Glenn Lurie’s compensation actually paid in the year.

Total Shareholder Return Vs Peer Group [Text Block]
Descriptions between Compensation Actually Paid and Total Shareholder Return
The following graph provides an illustration of the relationship between Compensation Actually Paid and the total shareholder return of Synchronoss and the Nasdaq Computer Index.

(1)
PEO data for 2022 and 2021 represent the compensation actually paid to Jeffrey Miller only in those years. 2020 PEO data includes a bar for Jeffrey Miller’s compensation actually paid in the year and a bar for Glenn Lurie’s compensation actually paid in the year.

Tabular List [Table Text Block]
Most Important Performance Measures
The table below represents the most important financial performance measures used by the Company to link compensation actually paid to our named executive officers to Company performance for FY22, as discussed further in our Compensation Discussion and Analysis (CD&A) above.
Operating Income
Revenue
Adjusted Free Cash Flow
Adjusted EBITDA

Total Shareholder Return Amount			$ 13	51	99
Peer Group Total Shareholder Return Amount			133	207	150
Net Income (Loss)			$ (7,700,000)	$ (23,100,000)	$ (10,400,000)
Company Selected Measure Amount			1,300,000	(19,000,000)	(48,100,000)
PEO Name	Jeffrey Miller	Glenn Lurie	Jeffrey Miller	Jeffrey Miller
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Jeff Miller [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,756,085	$ 4,647,924	$ 1,415,614
PEO Actually Paid Compensation Amount			(17,242,931)	(1,006,157)	719,085
Glenn Lurie [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					4,572,180
PEO Actually Paid Compensation Amount					(51,556,202)
PEO [Member] | Jeff Miller [Member] | Reported Summary Compensation Table Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(143,856)	(3,293,156)	(600,000)
PEO [Member] | Jeff Miller [Member] | Reported Summary Compensation Table Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(485,229)	(603,768)	(113,857)
PEO [Member] | Jeff Miller [Member] | Change in Fair Value of Equity Granted Prior to Covered Year that Vested During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,152,298	(994,456)	(632,989)
PEO [Member] | Jeff Miller [Member] | Change in Fair Value of Unvested Equity at FYE Granted Prior to the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(22,145,423)	(4,036,294)	(87,114)
PEO [Member] | Jeff Miller [Member] | Fair Value of Unvested Equity at FYE Granted During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,623,195	3,273,593	737,432
PEO [Member] | Jeff Miller [Member] | Fair Value of Awards that were Forfeited During the Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Glenn Lurie [Member] | Reported Summary Compensation Table Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,000,000)
PEO [Member] | Glenn Lurie [Member] | Reported Summary Compensation Table Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,000,000)
PEO [Member] | Glenn Lurie [Member] | Change in Fair Value of Equity Granted Prior to Covered Year that Vested During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(18,462,100)
PEO [Member] | Glenn Lurie [Member] | Change in Fair Value of Unvested Equity at FYE Granted Prior to the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(261,839)
PEO [Member] | Glenn Lurie [Member] | Fair Value of Unvested Equity at FYE Granted During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Glenn Lurie [Member] | Fair Value of Awards that were Forfeited During the Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(33,404,444)
Non-PEO NEO [Member] | Reported Summary Compensation Table Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(459,896)	(697,541)	(552,000)
Non-PEO NEO [Member] | Reported Summary Compensation Table Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(153,299)	(151,601)	(234,804)
Non-PEO NEO [Member] | Change in Fair Value of Equity Granted Prior to Covered Year that Vested During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			115,754	(137,824)	(1,995,008)
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity at FYE Granted Prior to the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,206,868)	(509,989)	(66,998)
Non-PEO NEO [Member] | Fair Value of Unvested Equity at FYE Granted During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			491,952	1,639,896	542,938
Non-PEO NEO [Member] | Fair Value of Awards that were Forfeited During the Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ (1,836,937)